LEASES (Tables)	12 Months Ended
Feb. 28, 2025
LEASES
Schedule of Supplemental information of the leases

	For the year ended	For the year ended
	February 29,	February 28,
	2024	2025
Cash payments for operating leases	$65,610	$103,301
Right-of-use assets obtained in exchange for operating lease liabilities	137,769	269,219

Schedule of Maturity analysis for operating lease liabilities

As of February 28,
Fiscal year ending	2025
February 2026	$96,241
February 2027	91,030
February 2028	70,794
February 2029	50,262
February 2030	20,423
Thereafter	100,492

Total future lease payments	429,242
Less: Imputed interest	(95,894)

Present value of operating lease liabilities	$333,348